GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated deficit	$ (54,167,685)	$ (49,601,220)	$ (19,511,168)
Debt face amount	$ 3,048,781
OID percentage	18.00%
Private Offering [Member] | January 15, 2021 [Member]
Additional offering amount	$ 2,005,000
Offering amount	2,000,000	$ 1,100,000
Termination date description		the Company initiated a Private Offering (the “Offering”) of up to 40 Units ($2,000,000) with each Unit consisting of one $50,000 principal amount secured convertible debenture, convertible at $3 per share, and a Warrant to purchase 25,000 shares of the Company’s common stock at $3 per share. The Secured Debentures carry interest at 12% and mature 24 months after issuance. The Warrants are exercisable six months after issuance and expire 24 months after issuance
Going Concern [Member]
Accumulated deficit	(54,200,000)	$ (49,601,220)
Proceeds from convertible debt	2,225,000
Debt face amount	$ 3,048,781
OID percentage	18.00%
Net cash used in operating activities	$ (2,300,000)	$ (2,200,000)